Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of components of income tax expense

	2025	2024

	(In thousands)
Taxes currently payable	$547	$797
Deferred income taxes	(633)	(904)
Income tax (benefit) expense	$(86)	$(107)

Schedule of reconciliation of income tax expense at the statutory rate to the Company's actual income tax expense

	2025	2025

	(In thousands)
Computed at the statutory rate (21%)	$1,610	21%
(Decrease) increase resulting from
Low-income housing and historic tax credits	(28)	(0.4)
Other nontaxable and nondeductible items
Tax exempt interest	(1,649)	(21.5)
Earnings on bank-owned life insurance - net	(84)	(1.1)
Other	67	0.9
Other	(2)	0.0
Actual (benefit) tax expense	$(86)	$(1.1)

2024
(In thousands)
Computed at the statutory rate (21%)	$1,532
(Decrease) increase resulting from
Tax exempt interest	(1,571)
Earnings on bank-owned life insurance - net	(90)
Low income housing credit	(63)
Other	85
Actual (benefit) tax expense	$(107)

Schedule of tax effects of temporary differences related to deferred taxes shown on the balance sheets

	2025	2024

	(In thousands)
Deferred tax assets
Allowance for credit losses	$925	$865
Stock based compensation	185	241
Other real estate	175	—
Accrued expenses	172	61
Deferred compensation	585	513
Non-accrual loan interest	53	1
Lease liability	621	603
Net operating loss carryforward	715	561
Tax credit carryforward	930	474
Unrealized loss on securities available for sale	1,385	2,547
Other	—	12
Total deferred tax assets	5,746	5,878

Deferred tax liabilities
Depreciation	(734)	(433)
Deferred loan costs, net	(3)	(7)
FHLB stock dividends	(60)	(60)
Prepaid expenses	(32)	(36)
Intangibles	—	(30)
Right of use asset	(549)	(566)
Employee benefit expense	(985)	(735)
Total deferred tax liabilities	(2,363)	(1,867)
Net deferred tax asset	$3,383	$4,011